PROMISSORY NOTES	12 Months Ended
Dec. 31, 2017
Promissory Note [Member]
Debt Disclosure [Text Block]
6. PROMISSORY NOTES

During the year ended December 31, 2017, the Company received proceeds on promissory notes of $196,237. The promissory notes are non-interest bearing and due on demand.  Lenders of the promissory notes were issued 2,133,333  common stock purchase warrants at an exercise price of $0.075  per share with an expiry date of November 16, 2022.  On January 31, 2018, $148,745  of the promissory notes were repaid and $47,932 of the promissory notes were exchanged for unsecured convertible debentures.